TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Fixed Income Fund increased 3.4% during the second quarter of 1997 compared to the Merrill Lynch Master Bond Index which returned 3.7% for the same period. Over the first six months of the year, CGM Fixed Income Fund increased 2.0% while the Merrill Lynch Master Bond Index returned 3.1%.

"Idyllic" is the word for the present combination of economic variables influencing the securities markets. Increases in the Gross Domestic Product as well as corporate profits, productivity and employment levels are significant. Additionally the inflation rate, as reported by the Producer Price Index and the Consumer Price Index, is moderate. Corporate profit margins are reaching 6% of the Gross Domestic Product, a level not sustained since 1968.

While overall business activity is strong, Retail Sales and Housing Starts have declined for three consecutive months to hold at bay an over-heating economy and subsequent excesses. Though no tangible indication of a problem has emerged, the tight labor market and potential for wage inflation remain a concern which further expansion could exacerbate.

Taking its cue from the near-perfect economic picture and high corporate profit levels, the equity market has placed generous valuations on many companies which in turn, has sent the leading market averages to record highs, month after month with only minor interruptions. Most historical market benchmarks have been surpassed. Though prospects loom of increased market volatility and fewer attractive securities from which to select, the long-term government bond is back down to year-end 1996 levels at 6.6% after reaching 7.15% at March 31st. Should long rates continue to fluctuate in this range, the market could remain strong until such time as inflation strikes in earnest or the Federal Reserve Board takes action in anticipation of the same.

The CGM Fixed Income Fund portfolio remained conservative in terms of duration and maturity during the second quarter and consequently, slightly underperformed its peers. Convertible and high yield securities continued to provide the best returns for the quarter as the stock market rallied and rates fell. In addition to U. S. Treasury Bills, which represent 6.8% of the portfolio, CGM Fixed Income Fund's three largest holdings are Southdown, Inc., Moran Transportation Company and Microsoft Corporation.


/s/ Robert L. Kemp
    Robert L. Kemp
    President

July 7, 1997

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1997

                                      CGM FIXED       THE FUND'S AVERAGE
                                     INCOME FUND      ANNUAL TOTAL RETURN
                                   ---------------  -----------------------
5 Years .........................      +71.7%               +11.4%
1 Year ..........................      + 8.8                + 8.8
3 Months ........................      + 3.4                  --

The Fund's average annual total return from inception (March 17, 1992) through June 30, 1997 is +11.6%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1997. Otherwise the total return since inception, and for the five-year, one-year and three-month periods ended June 30, 1997, would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                    CGM FIXED INCOME FUND
------------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997
(unaudited)

BONDS, NOTES AND BILLS -- 60.9% OF TOTAL NET ASSETS
                                                                        FACE
                                                                       AMOUNT         VALUE(a)
                                                                       ------         --------
BEVERAGES AND TOBACCO -- 2.4%
  Panamerican Beverages, Inc., 8.125%, 4/01/03 ...............       $1,000,000      $ 1,035,030
                                                                                     -----------
CHEMICALS -- SPECIALTY -- 1.7%
  Polymer Group, Inc., 12.25%, 7/15/02 .......................          667,000          733,700
                                                                                     -----------
ENERGY -- 3.2%
  Mitchell Energy & Development Corp., 8.00%, 7/15/99 ........          300,000          306,969
  Mitchell Energy & Development Corp., 9.25%, 1/15/02 ........        1,000,000        1,077,430
                                                                                     -----------
                                                                                       1,384,399
                                                                                     -----------
HOUSING AND BUILDING MATERIALS -- 3.7%
  Pulte Home Corp., 10.125%, 7/15/99 .........................        1,500,000        1,592,175
                                                                                     -----------
INSURANCE -- 8.0%
  Conseco, Inc., 8.125%, 2/15/03 .............................        1,500,000        1,557,465
  Leucadia National Corp., 7.75%, 8/15/13 ....................        2,000,000        1,949,560
                                                                                     -----------
                                                                                       3,507,025
                                                                                     -----------
MEDIA -- 5.6%
  Adelphia Communications, Co., 12.50%, 5/15/02 ..............          250,000          265,000
  Innova Sa De, 12.875%, 4/01/07 .............................        1,000,000        1,055,000
  TKR Cable, Inc., 10.50%, 10/30/07 ..........................        1,000,000        1,102,850
                                                                                     -----------
                                                                                       2,422,850
                                                                                     -----------
METALS AND MINING -- 1.1%
  Freeport McMoran Copper, 7.50%, 11/15/06 ...................          500,000          496,410
                                                                                     -----------
OFFICE EQUIPMENT AND SUPPLY -- 4.2%
  Dictaphone Corp., 11.75%, 8/01/05 ..........................        2,000,000        1,840,000
                                                                                     -----------
PLASTICS -- 2.5%
  Berry Plastics Corp., 12.25%, 4/15/04 ......................        1,000,000        1,090,000
                                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS -- 9.7%
  Liberty Property Limited Partnership, 8.00%, 7/01/01
    (Convertible) ............................................        1,700,000        2,108,000
  Pacific Gulf Properties, Inc., 8.375%, 2/15/01 (Convertible)        1,850,000        2,118,250
                                                                                     -----------
                                                                                       4,226,250
                                                                                     -----------
TELEPHONE -- 2.3%
  Econophone, Inc., 13.50%, 7/15/07 ..........................        1,000,000        1,010,000
                                                                                     -----------
TRANSPORTATION -- 5.0%
  Moran Transportation Co., 11.75%, 7/15/04 ..................        2,000,000        2,201,250
                                                                                     -----------
                         See accompanying notes to financial statements
                                    CGM FIXED INCOME FUND
------------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997 (CONTINUED)
(unaudited)
BONDS, NOTES AND BILLS -- (CONTINUED)
                                                                        FACE
                                                                       AMOUNT         VALUE(a)
                                                                       ------         --------
U.S. GOVERNMENT -- 9.1%
  United States Treasury Bills, 4.965%, 8/28/97 ..............      $ 3,000,000     $  2,975,785
  United States Treasury Notes, 6.25%, 6/30/02 ...............        1,000,000          994,060
                                                                                     -----------
                                                                                       3,969,845
                                                                                     -----------
UTILITIES -- 2.4%
  Great Lakes Power, Inc., 9.00%, 8/01/04 ....................        1,000,000        1,068,270
                                                                                     -----------
TOTAL BONDS, NOTES AND BILLS (Identified Cost $25,893,672) .........                  26,577,204
                                                                                     -----------
PREFERRED STOCKS -- 36.7%
                                                                       SHARES
                                                                       ------
  Avalon Properties, Inc., $2.25 .............................           61,000        1,578,375
  Beacon Properties Corp., $2.245 ............................           50,000        1,259,375
  Conseco Financing Trust, $2.29 .............................           22,500          583,594
  DLJ Capital Trust, $2.105 ..................................           40,000        1,020,000
  Duquesne Capital LP, $2.094 ................................           10,000          252,500
  Hartford Capital, $2.088 ...................................           30,000          768,750
  Microsoft Corp., $2.196 (Convertible) ......................           24,900        2,166,300
  Placer Dome, Inc., $2.156 ..................................           60,000        1,481,250
  Rouse Capital, $2.313 ......................................           59,225        1,517,640
  Southdown, Inc., $2.875 (Convertible) ......................           39,000        2,583,750
  UDS Capital, $2.08 .........................................           30,000          741,000
  Vornado Realty Trust, $3.25 (Convertible) ..................           39,000        2,067,000
                                                                                     -----------
TOTAL PREFERRED STOCKS (Identified Cost $15,622,132) ...............                  16,019,534
                                                                                     -----------
COMMON STOCK WARRANTS -- 0%
  BPC Holdings Corp. Exp 4/15/04 (Identified Cost $0) ........            1,000           10,000
                                                                                     -----------
                                                                        FACE
                                                                       AMOUNT
                                                                       ------
SHORT-TERM INVESTMENT -- 2.6%
  Chevron Oil Finance Co., 5.80%, 7/01/97 (Cost $1,150,000) ..      $ 1,150,000        1,150,000
                                                                                     -----------
TOTAL INVESTMENTS -- 100.2% (Identified Cost $42,665,804)(b) ..................       43,756,738
  Cash and Receivables ........................................................        2,002,971
  Liabilities .................................................................       (2,103,274)
                                                                                     -----------
TOTAL NET ASSETS -- 100.0% ....................................................      $43,656,435
                                                                                     ===========
(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation of investments based on cost of $42,665,804 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost .....................................      $ 1,191,844
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value .....................................         (100,910)
                                                                                     -----------
Net unrealized appreciation ...................................................      $ 1,090,934
                                                                                     ===========
                         See accompanying notes to financial statements


                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1997
(unaudited)

ASSETS
 Investments at value (Identified cost -- $42,665,804)...........   $43,756,738
 Cash ...........................................................         2,282
 Receivable for:
  Securities sold ...................................  $1,064,688
  Shares of the Fund sold ...........................     137,784
  Dividends and interest ............................     798,217     2,000,689
                                                       ----------   -----------
                                                                     45,759,709
                                                                    -----------
LIABILITIES
 Payable for:
  Securities purchased ..............................  $1,993,607
  Shares of the Fund redeemed .......................      53,199     2,046,806
                                                       ----------
 Accrued expenses:
  Management fees ...................................       6,868
  Trustees' fees ....................................       6,096
  Accounting and
    Administration ..................................         875
  Other expenses ....................................      42,629        56,468
                                                       ----------   -----------
                                                                      2,103,274
                                                                    -----------
NET ASSETS ......................................................   $43,656,435
                                                                    ===========
 Net Assets consist of:
  Capital paid-in ...............................................   $42,782,087
  Undistributed net investment income ...........................       286,586
  Accumulated net realized loss .................................      (503,172)
  Unrealized appreciation on investments -- net .................     1,090,934
                                                                    -----------
NET ASSETS ......................................................   $43,656,435
                                                                    ===========
 Shares of beneficial interest outstanding, no par value  .......     3,791,867
                                                                    ===========
 Net asset value per share* .....................................        $11.51
                                                                    ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($43,656,435 / 3,791,867).

                See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
 Income
  Dividends ..................................................       $  391,823
  Interest ...................................................        1,223,120
                                                                     ----------
                                                                      1,614,943
                                                                     ----------
 Expenses
  Management fees ............................................          136,290
  Trustees' fees .............................................           12,000
  Accounting and Administration ..............................            5,250
  Custodian ..................................................           28,000
  Transfer agent .............................................           36,000
  Audit and tax services .....................................           14,250
  Legal ......................................................           15,600
  Printing ...................................................           10,800
  Registration ...............................................           11,500
  Amortization of organization expense .......................            3,139
  Miscellaneous ..............................................              480
                                                                     ----------
                                                                        273,309
Less expenses assumed by the investment adviser ..............          (95,084)
                                                                     ----------
Net investment income ........................................        1,436,718
                                                                     ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 Realized loss on investments -- net .........................         (500,350)
 Unrealized depreciation -- net ..............................          (98,585)
                                                                     ----------
 Net loss on investments .....................................         (598,935)
                                                                     ----------
NET INCREASE IN ASSETS FROM OPERATIONS .......................       $  837,783
                                                                     ==========

                See accompanying notes to financial statements

                                     CGM FIXED INCOME FUND
----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                  SIX MONTHS
                                                                     ENDED
                                                                    JUNE 30,        YEAR ENDED
                                                                      1997          DECEMBER 31,
                                                                  (UNAUDITED)          1996
                                                                  -----------       -----------
FROM OPERATIONS
  Net investment income ....................................      $ 1,436,718       $ 2,360,314
  Net realized gain (loss) from investments ................         (500,350)        4,650,369
  Unrealized depreciation ..................................          (98,585)       (1,857,988)
                                                                  -----------       -----------
    Increase in net assets from operations .................          837,783         5,152,695
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (1,181,972)       (2,338,686)
  Net realized gain on investments .........................           --            (2,496,647)
                                                                  -----------       -----------
                                                                   (1,181,972)       (4,835,333)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        7,986,648        11,932,341
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ...................          951,030         1,891,848
    Distributions from net realized gain ...................           --             2,175,884
                                                                  -----------       -----------
                                                                    8,937,678        16,000,073
  Cost of shares redeemed ..................................       (5,582,875)       (7,464,588)
                                                                  -----------       -----------
    Increase in net assets derived from capital share
      transactions .........................................        3,354,803         8,535,485
                                                                  -----------       -----------
  Total increase in net assets .............................        3,010,614         8,852,847

NET ASSETS
  Beginning of period ......................................       40,645,821        31,792,974
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $286,586 and $31,840, respectively) ..........      $43,656,435       $40,645,821
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          693,257           992,699
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           83,372           157,948
    Distributions from net realized gain ...................         --                 187,576
                                                                  -----------       -----------
                                                                      776,629         1,338,223
    Redeemed ...............................................         (487,369)         (622,495)
                                                                  -----------       -----------
    Net change .............................................          289,260           715,728
                                                                  ===========       ===========

                        See accompanying notes to financial statements

                                                  CGM FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                         SIX MONTHS                                                                   FOR THE PERIOD
                            ENDED                        YEAR ENDED DECEMBER 31,                     MARCH 17, 1992(c)
                        JUNE 30, 1997    --------------------------------------------------------         THROUGH
                         (UNAUDITED)          1996           1995          1994          1993        DECEMBER 31, 1992
                      -----------------  --------------  ------------  ------------  ------------  ---------------------
For a share of the
  Fund outstanding
  throughout each
  period:
Net asset value at
  the beginning of
  period .........          $11.60            $11.41        $ 9.57        $11.17        $10.26             $10.00
                            ------            ------        ------        ------        ------             ------
Net investment
  income (a) .....            0.39              0.77          0.70          0.73          0.67               0.50
Dividends from net
  investment income          (0.32)            (0.77)        (0.70)        (0.73)        (0.67)             (0.49)
Net realized and
  unrealized gain
  (loss) on
  investments ....           (0.16)             0.95          1.84         (1.60)         1.23               0.40
Distribution from
  net realized
  gain ...........         --                  (0.76)       --            --             (0.32)             (0.13)
Distribution from
  paid-in capital          --                --             --            --            --                  (0.02)
                            ------            ------        ------        ------        ------             ------
Net increase
  (decrease) in
  net asset value            (0.09)             0.19          1.84         (1.60)         0.91               0.26
                            ------            ------        ------        ------        ------             ------
Net asset value at
  the end of period         $11.51            $11.60        $11.41        $ 9.57        $11.17             $10.26
                            ======            ======        ======        ======        ======             ======
Total Return
  (%) (b) ........             2.0(d)           15.4          27.3          -8.0          18.9                9.2(d)
Ratios:
Operating expenses
  to average net
  assets (%) .....            0.85(e)           0.85          0.85          0.85          0.85               0.85(e)
Operating expenses
  to average net
  assets before
  expense
  limitation (%) .            1.30(e)           1.26          1.53          1.46          2.02               3.21(e)
Net investment
  income to
  average net
  assets (%) .....            6.85(e)           6.53          6.46          7.00          6.30               7.29(e)
Portfolio turnover (%)         182(e)            149           148           129           149                212(e)
Average commission
  rate(f) ........         $0.0700           $0.0700        --            --            --                --

Net assets at end
  of period (in
  thousands) .....         $43,656           $40,646       $31,793       $28,672       $32,883             $9,467

(a) Net of
    reimbursement
    which amounted
    to ...........          $ 0.02            $ 0.05        $ 0.07        $ 0.06        $ 0.12             $ 0.16
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.
(f) SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
(unaudited)

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
(unaudited)

E. ORGANIZATION EXPENSE -- Costs incurred in 1992 in connection with the Fund's organization and registration amounting to $76,426 have been paid by the Fund. These costs were amortized over 60 months from March 17, 1992 to March 16, 1997.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended June 30, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $36,995,936 and $30,217,285, respectively. Purchases and sales of United States government obligations aggregated $1,951,875 and $947,969, respectively.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1997, the Fund incurred management fees of $136,290 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the period ended June 30, 1997, CGM waived $95,084 of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1997 these expenses amounted to $5,250 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $420. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $95,084 of its management fee. The Fund incurred operating expenses of $178,225, representing 0.85% of the average daily net assets.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:

[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR2                                                         Printed in U.S.A.






CGM
FIXED INCOME
FUND


21st Quarterly Report
June 30, 1997


A No-Load Fund


[FENCER LOGO]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund increased 8.8% during the second quarter of 1997 compared to the unmanaged Standard and Poor's 500 Stock Index which returned 17.4% and the Merrill Lynch Master Bond Index which returned 3.7% for the same period. Over the first six months of the year, CGM Mutual Fund increased 9.3%, the S&P 500 returned 20.6% and the Merrill Lynch Master Bond Index, 3.1%.

"Idyllic" is the word for the present combination of economic variables influencing the securities markets. Increases in the Gross Domestic Product as well as corporate profits, productivity and employment levels are significant. Additionally the inflation rate, as reported by the Producer Price Index and the Consumer Price Index, is moderate. Corporate profit margins are reaching 6% of the Gross Domestic Product, a level not sustained since 1968.

While overall business activity is strong, Retail Sales and Housing Starts have declined for three consecutive months to hold at bay an over-heating economy and subsequent excesses. Though no tangible indication of a problem has emerged, the tight labor market and potential for wage inflation remain a concern which further expansion could exacerbate.

Taking its cue from the near-perfect economic picture and high corporate profit levels, the equity market has placed generous valuations on many companies which in turn, has sent the leading market averages to record highs, month after month with only minor interruptions. Most historical market benchmarks have been surpassed. Though prospects loom of increased market volatility and fewer attractive securities from which to select, the long-term government bond is back down to year-end 1996 levels at 6.6% after reaching 7.15% at March 31st. Should long rates continue to fluctuate in this range, the market could remain strong until such time as inflation strikes in earnest or the Federal Reserve Board takes action in anticipation of the same.

CGM Mutual Fund is 25% invested in U.S. Treasury bills and corporate bonds. The equity section of the portfolio holds important positions in drug companies, technology and real estate. The Fund's three largest holdings are Warner Lambert Company, Pohang Iron and Steel Limited and Crescent Real Estate Equities.


                                   /s/ Robert L. Kemp
                                       Robert L. Kemp
                                       President

July 7, 1997

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1997

                                           CGM         THE FUND'S AVERAGE
                                       MUTUAL FUND     ANNUAL TOTAL RETURN
                                      -------------  -----------------------

10 Years ...........................     +225.0%             +12.5%
 5 Years ...........................     +101.7              +15.1
 1 Year ............................     + 27.9              +27.9
 3 Months ..........................     +  8.8                --

The percentage figures for the Fund are based upon the beginning net asset values of $27.11, $25.85, $30.96 and $31.57, respectively, and the June 30, 1997 asset value of $34.18 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1971 -- JUNE 30, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1971
----------------------------------------------------------------------------------------------------------------------------------
                   -- AND HAD TAKEN ALL DIVIDENDS                        OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                      AND DISTRIBUTIONS IN CASH                              GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------      ----------------------------------------------------------------------
                                  During the Year
                             You Would Have Received                                               Which Would Represent
                           ---------------------------                                 -------------------------------------------
                                                             The Value of                                        A Cumulative
                The Net                                      Your Original                                           Change
              Asset Value     Per Share     Per Share         Investment                     An                    Expressed
   On           of Your     Capital Gains    Income             At Each                    Annual               As An Index With
December      Share Would   Distributions  Distributions       Year End                 Total Return              December 31,
   31          Have Been         of            of           Would Have Been                  of                    1971 = 100.0
----------------------------------------------------------------------------------------------------------------------------------
  1971           $15.37                                                                                              100.0
  1972            16.20          0.35       $ 0.42               $17.05                   +  10.9                    110.9
  1973            14.20          0.42         0.42                15.77                   -   7.5                    102.6
  1974            10.27          --           0.46                11.86                   -  24.8                     77.2
  1975            12.44          --           0.43                14.88                   +  25.5                     96.9
  1976            13.96          --           0.43                17.25                   +  15.9                    112.3
  1977            12.88          --           0.52                16.54                   -   4.1                    107.7
  1978            12.83          --           0.65                17.35                   +   4.9                    113.0
  1979            13.81          --           0.72                19.73                   +  13.7                    128.5
  1980            14.85          --           0.88                22.65                   +  14.8                    147.5
  1981            13.90          --           0.97                22.67                   +   0.1                    147.6
  1982            18.16          --           1.09                31.96                   +  41.0                    208.1
  1983            18.81          --           1.09                35.12                   +   9.9                    228.7
  1984            17.01          1.86         0.95                37.33                   +   6.3                    243.1
  1985            21.53          --           1.08                50.21                   +  34.5                    327.0
  1986            22.86          2.75         0.94                62.81                   +  25.1                    409.1
  1987            20.40          4.52         1.06                71.41                   +  13.7                    465.1
  1988            19.94          --           1.10                73.70                   +   3.2                    480.0
  1989            22.34          0.95         0.93                89.69                   +  21.7                    584.2
  1990            21.64          --           0.93*               90.68                   +   1.1                    590.6
  1991            26.80          2.64         0.97               127.77                   +  40.9                    832.2
  1992            26.02          1.42         0.93               135.56                   +   6.1                    883.0
  1993            28.88          1.93         0.86               165.11                   +  21.8                   1075.5
  1994            25.05          --           1.04               149.09                   -   9.7                    971.2
  1995            29.43          0.89         0.77               185.32                   +  24.3                   1207.2
  1996            31.42          4.15         0.74               229.24                   +  23.7                   1493.3
  1997(6/30)      34.18          0.01         0.15               250.56                   +   9.3                   1632.2
                                ------      ------                                        -------
   Totals                       $21.89      $20.53                                        +1532.2
----------------------------------------------------------------------------------------------------------------------------------
     *Includes $0.05 per share distributed from paid-in capital.
    Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits was $8.33.
----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                        CGM MUTUAL FUND
----------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997
(unaudited)
COMMON STOCKS -- 74.6% OF TOTAL NET ASSETS
                                                                  SHARES            VALUE(a)
                                                                  ------            --------
BASIC MATERIALS -- 2.7%
British Steel PLC ADR(b) ...............................         1,390,000      $   35,097,500
                                                                                --------------
COMPUTER SOFTWARE AND SERVICES -- 10.5%
Compaq Computer Corporation(c) .........................           390,000          38,707,500
Dell Computer Corporation(c) ...........................           380,000          44,626,250
Microsoft Corporation(c) ...............................           418,000          52,824,750
                                                                                --------------
                                                                                   136,158,500
                                                                                --------------
DRUGS -- 15.6%
Eli Lilly & Company ....................................           632,000          69,085,500
Pfizer, Inc. ...........................................           410,000          48,995,000
Warner Lambert Company .................................           670,000          83,247,500
                                                                                --------------
                                                                                   201,328,000
                                                                                --------------
ELECTRONIC AND COMMUNICATION EQUIPMENT -- 5.5%
Nokia Corporation ......................................           970,000          71,537,500
                                                                                --------------
FOOD -- RETAILERS/WHOLESALERS -- 4.2%
Philip Morris Companies, Inc. ..........................         1,215,000          53,915,625
                                                                                --------------
INSURANCE -- 5.2%
Progressive Corporation Ohio ...........................           780,000          67,860,000
                                                                                --------------
MACHINERY -- 5.1%
Caterpillar, Inc. ......................................           615,000          66,035,625
                                                                                --------------
MISCELLANEOUS -- 2.8%
Tyco International Limited .............................           260,000          18,086,250
United Technologies Corporation ........................           215,000          17,845,000
                                                                                --------------
                                                                                    35,931,250
                                                                                --------------
OFFICE EQUIPMENT AND SUPPLIES -- 3.5%
International Business Machines ........................           500,000          45,093,750
                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS -- 13.1%
Crescent Operations, Inc. ..............................           231,340           2,776,080
Crescent Real Estate Equities ..........................         2,313,400          73,450,450
Felcor Suite Hotels, Inc.  .............................           627,500          23,374,375
Reckson Associates Realty Corporation ..................         1,783,900          41,029,700
Spieker Properties, Inc. ...............................           830,000          29,205,625
                                                                                --------------
                                                                                   169,836,230
                                                                                --------------
STEEL -- 6.4%
Pohang Iron & Steel Limited ............................         2,591,800          82,937,600
                                                                                --------------
TOTAL COMMON STOCKS (Identified Cost $838,116,689) .....                           965,731,580
                                                                                --------------
                         See accompanying notes to financial statements

                                        CGM MUTUAL FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1997 (CONTINUED)
(unaudited)
BONDS AND BILLS -- 25.2%
                                                                 FACE
                                                                AMOUNT             VALUE(a)
                                                                ------             --------
INDUSTRIAL BONDS -- 1.9%
Stone Container Corporation, 9.875%, 2/01/01 ...........     $  25,000,000      $   24,875,000
                                                                                --------------
UNITED STATES TREASURY -- 23.3%
United States Treasury Bills, 4.934%, 8/14/97 ..........       200,000,000         198,774,111
United States Treasury Bills, 5.062%, 9/11/97 ..........        40,000,000          39,593,600
United States Treasury Bills, 5.092%, 9/18/97 ..........        37,000,000          36,585,970
United States Treasury Bills, 4.894%, 9/25/97 ..........        26,500,000          26,180,410
                                                                                --------------
                                                                                   301,134,091
                                                                                --------------
TOTAL BONDS AND BILLS (Identified Cost $326,403,726) ...                           326,009,091
                                                                                --------------
SHORT-TERM INVESTMENT -- 0.9%
Chevron Oil Finance Company, 5.80% 7/01/97 (Cost
$11,965,000) ...........................................        11,965,000          11,965,000
                                                                                --------------

TOTAL INVESTMENTS -- 100.7% (Identified Cost $1,176,485,415)(d) ..........       1,303,705,671
            Cash and Receivables .........................................          69,270,897
            Liabilities ..................................................        (78,315,263)
                                                                                --------------
TOTAL NET ASSETS -- 100% .................................................      $1,294,661,305
                                                                                ==============

(a) See Note 1A.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) Non-income producing security.
(d) Federal Tax Information: At June 30, 1997, the net unrealized appreciation on investments based on cost of $1,176,485,415 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost ............................      $  132,198,965
    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value ............................          (4,978,709)
                                                                                --------------
    Net unrealized appreciation ..........................................      $  127,220,256
                                                                                ==============
                         See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1997
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $1,176,485,415) .................................    $1,303,705,671
  Cash ......................................................             1,602
  Receivable for:
    Securities sold .........................     $64,566,037
    Shares of the Fund sold .................         902,892
    Dividends and interest ..................       3,800,366        69,269,295
                                                  -----------    --------------
                                                                  1,372,976,568
                                                                 --------------
LIABILITIES
  Payable for:
    Securities purchased ....................     $76,043,732
    Shares of the Fund redeemed .............       1,209,179        77,252,911
                                                  -----------
  Accrued expenses:
    Management fees .........................         864,821
    Trustees' fees ..........................          28,000
    Accounting and Administration ...........           7,083
    Other expenses ..........................         162,448         1,062,352
                                                  -----------    --------------
                                                                     78,315,263
                                                                 --------------
NET ASSETS ..................................................    $1,294,661,305
                                                                 ==============
  Net Assets consist of:
    Capital paid-in .........................................    $  971,247,276
    Undistributed net investment income .....................         8,007,597
    Accumulated net realized gain ...........................       188,186,176
    Unrealized appreciation on investments -- net ...........       127,220,256
                                                                 --------------
NET ASSETS ..................................................    $1,294,661,305
                                                                 ==============
  Shares of beneficial interest outstanding, no par value  ..        37,878,615
                                                                 ==============
  Net asset value per share* ................................            $34.18
                                                                 ==============

*Shares of the Fund are sold and redeemed at net asset value
 ($1,294,661,305 / 37,878,615).

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of
      $298,468) .............................................      $  9,823,433
    Interest ................................................         9,416,590
                                                                   ------------
                                                                     19,240,023
                                                                   ------------
  Expenses
    Management fees .........................................         5,125,909
    Trustees' fees ..........................................            52,000
    Accounting and Administration ...........................            42,500
    Custodian ...............................................            84,000
    Transfer agent ..........................................           668,000
    Audit and tax services ..................................            16,500
    Legal ...................................................            10,000
    Printing ................................................            32,500
    Registration ............................................            11,500
    Miscellaneous ...........................................             6,982
                                                                   ------------
                                                                      6,049,891
                                                                   ------------
  Net investment income .....................................        13,190,132
                                                                   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Realized gain on investments -- net                             188,409,601
    Unrealized depreciation -- net ..........................       (89,664,789)
                                                                   ------------
    Net gain on investments .................................        98,744,812
                                                                   ------------

NET INCREASE IN ASSETS FROM
  OPERATIONS ................................................      $111,934,944
                                                                   ============
                 See accompanying notes to financial statements

                                        CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                              SIX MONTHS
                                                                 ENDED             YEAR ENDED
                                                             JUNE 30, 1997        DECEMBER 31,
                                                              (UNAUDITED)             1996
                                                             -------------        ------------
FROM OPERATIONS
  Net investment income ..............................      $   13,190,132       $   27,219,061
  Net realized gain from investments .................         188,409,601          145,714,784
  Unrealized appreciation (depreciation) .............         (89,664,789)          77,414,751
                                                            --------------       --------------
    Increase in net assets from operations ...........         111,934,944          250,348,596
                                                            --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................          (5,722,820)         (26,678,776)
  From net realized gain on investments ..............            (381,525)        (142,888,891)
                                                            --------------       --------------
                                                                (6,104,345)        (169,567,667)
                                                            --------------       --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................          55,418,166           85,970,440
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .............           5,179,911           24,156,561
    Distributions from net realized gain .............             359,354          131,950,732
                                                            --------------       --------------
                                                                60,957,431          242,077,733
  Cost of shares redeemed ............................         (88,649,615)        (260,774,531)
                                                            --------------       --------------
    Decrease in net assets derived from capital share
      transactions ...................................         (27,692,184)         (18,696,798)
                                                            --------------       --------------
  Total increase in net assets .......................          78,138,415           62,084,131

NET ASSETS
  Beginning of period ................................       1,216,522,890        1,154,438,759
                                                            --------------       --------------
  End of period (including undistributed net
    investment income of $8,007,597 and
    $540,285, respectively) ..........................      $1,294,661,305       $1,216,522,890
                                                            ==============       ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................           1,705,023            2,757,585
  Issued in connection with reinvestment of:
    Dividends from net investment income .............             165,183              776,634
    Distributions from net realized gain .............              11,466            4,199,578
                                                            --------------       --------------
                                                                 1,881,672            7,733,797
    Redeemed .........................................          (2,725,129)          (8,241,929)
                                                            --------------       --------------
    Net change .......................................            (843,457)            (508,132)
                                                            ==============       ==============

                 See accompanying notes to financial statements

                                                  CGM MUTUAL FUND
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                           SIX MONTHS
                              ENDED                                 YEAR ENDED DECEMBER 31,
                          JUNE 30, 1997    -----------------------------------------------------------------------
                           (UNAUDITED)          1996            1995            1994           1993          1992
                           -----------          ----            ----            ----           ----          ----
For a share of the Fund outstanding throughout each period:

Net asset value at the
  beginning of period        $31.42            $29.43          $25.05          $28.88        $26.02        $26.80
                             ------            ------          ------          ------        ------        ------

Net investment income          0.35              0.75            0.73            1.09          0.92          0.93
Dividends from net
investment income ....        (0.15)            (0.74)          (0.77)          (1.04)        (0.86)        (0.93)
Net realized and
  unrealized gain (loss)
  on investments .....         2.57              6.13            5.31           (3.88)         4.73          0.64
Distribution from net
  realized gain ......        (0.01)            (4.15)          (0.89)            --          (1.81)        (1.42)
Distribution in excess
  of net realized gain          --                --              --              --          (0.12)          --
                             ------            ------          ------          ------        ------        ------
Net increase (decrease)
  in net asset value           2.76              1.99            4.38           (3.83)         2.86         (0.78)
                             ------            ------          ------          ------        ------        ------
Net asset value at end
  of period ..........       $34.18            $31.42          $29.43          $25.05        $28.88        $26.02
                             ======            ======          ======          ======        ======        ======
Total Return (%) .....          9.3              23.7            24.3            -9.7          21.8           6.1
Ratios:
Operating expenses to
  average net
  assets (%) .........         0.98*             0.87            0.91            0.92          0.93          0.93
Net investment income
  to average net
  assets (%) .........         2.14*             2.33            2.55            4.39          3.45          3.74
Portfolio turnover (%)          473*              192             291             173            97           121
Average commission
  rate** .............      $0.0690           $0.0695             --              --            --            --
Net assets at end of
  period (in
  thousands) ($) .....    1,294,661         1,216,523       1,154,439       1,063,375       947,115       548,630

 * Computed on an annualized basis

** SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
(unaudited)

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short- term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Dividend income received by the Fund from its investment in REITs may be comprised, for tax purposes, of ordinary income, capital gains, and return of capital. These dividends, when distributed by the Fund, are passed through to the Fund's shareholders with these same tax characteristics. For 1996, return of capital and capital gain distributions from REITs totaled $736,681 and $13,963, respectively, resulting in a reduction of the Fund's dividend income and an increase in its realized and unrealized gain on investments. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
(unaudited)

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,257,895,938 and $2,322,619,996, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1997, the Fund incurred management fees of $5,125,909, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $42,500 is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $13,613. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2                                                         Printed in U.S.A.






CGM
MUTUAL FUND

269th Quarterly Report
June 30, 1997



A No-Load Fund



[FENCER LOGO]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM American Tax Free Fund rose 2.8% during the second quarter of 1997 compared to the Lehman Municipal Bond Index which returned 3.4% for the same period. Over the first six months of the year, CGM American Tax Free Fund increased 3.0% while the Lehman Index returned 3.2%.

"Idyllic" is the word for the present combination of economic variables influencing the securities markets. Increases in the Gross Domestic Product as well as corporate profits, productivity and employment levels are significant. Additionally the inflation rate, as reported by the Producer Price Index and the Consumer Price Index, is moderate. Corporate profit margins are reaching 6% of the Gross Domestic Product, a level not sustained since 1968.

While overall business activity is strong, Retail Sales and Housing Starts have declined for three consecutive months to hold at bay an over-heating economy and subsequent excesses. Though no tangible indication of a problem has emerged, the tight labor market and potential for wage inflation remain a concern which further expansion could exacerbate.

As a class, municipal bonds continue to be relatively expensive. However, in the absence of significant new issue supply pressures, the favorable relationship of municipal bonds to taxable alternatives should be sustainable.

Though the long-term government bond is back down to year-end 1996 levels at 6.6% after reaching 7.15% at March 31st, the CGM American Tax Free Portfolio structure remains defensive in anticipation of rising inflation or precautionary Federal Reserve Board action. The Fund continues to focus on income and minimizing downside price volatility. CGM American Tax Free Fund's biggest sector concentrations are industrial development/pollution control bonds and escrowed paper. The three largest holdings are Maricopa County, Arizona Hospital, Michigan State Hospital and Hodge, Louisiana (Stone Container).


                              /s/ Robert L. Kemp
                                  Robert L. Kemp
                                  President

July 7, 1997

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1997

                                  CGM AMERICAN      LIPPER GENERAL MUNICIPAL
                                 TAX FREE FUND         DEBT FUND AVERAGE
                                ----------------  ----------------------------

1 Year .......................       +8.3%                   +7.8%
3 Months .....................       +2.8                    +3.4

The Fund's average annual total return since inception (November 10, 1993) through June 30, 1997 is +4.7%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1997. Otherwise, the Fund's total return since inception, and for the one-year, and three-month periods ended June 30, 1997 would have been lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service. The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                  CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997
(unaudited)
MUNICIPAL BONDS -- 92.7% OF TOTAL NET ASSETS
                                                                        FACE
                                                                       AMOUNT          VALUE(a)
                                                                       ------          --------
ARIZONA -- 9.6%
  Maricopa County Hospital Revenue, 7.625%, 1/01/08 ...........      $  550,000      $   640,337
  Maricopa County Hospital Revenue, 8.75%, 2/01/10 ............         500,000          613,660
                                                                                     -----------
                                                                                       1,253,997
                                                                                     -----------
CALIFORNIA -- 12.4%
  Los Angeles Regional Airport, 6.875%, 11/15/12 ..............         500,000          532,035
  San Jose Redevelopment Tax Allocation, 5.00%, 8/01/20 .......         500,000          458,355
  Yuba County Water Agency Revenue, 4.00%, 3/01/16 ............         710,000          638,510
                                                                                     -----------
                                                                                       1,628,900
                                                                                     -----------
FLORIDA -- 6.3%
  Dade County Water & Sewer Systems, 6.25%, 10/01/11 ..........         500,000          553,915
  Polk County Industrial Development Authority Revenue Bonds
    (IMC Fertilizer), 7.525%, 1/01/15 .........................         250,000          271,335
                                                                                     -----------
                                                                                         825,250
                                                                                     -----------
KENTUCKY -- 3.2%
  Kenton County Airport Revenue Bonds (Delta Airlines),
    6.75%, 2/01/02 ............................................         400,000          421,452
                                                                                     -----------
LOUISIANA -- 8.2%
  Hodge Utility Revenue Bonds (Stone Container), 9.00%, 3/01/10       1,000,000        1,070,820
                                                                                     -----------
MARYLAND -- 6.2%
  Howard County Multifamily, Chase Glen Apartments,
    7.00%, 7/01/24 ............................................         750,000          809,175
                                                                                     -----------
MASSACHUSETTS -- 3.0%
  Massachusetts Municipal Wholesale Electric, 8.75%, 7/01/18 ..         330,000          397,746
                                                                                     -----------
MICHIGAN -- 17.6%
  Detroit Sewer Disposal Revenue Bonds, 7.10%, 12/15/09 .......         725,000          825,724
  Michigan State Hospital Finance Authority, 7.125%, 5/01/09 ..         395,000          443,996
  Michigan State Hospital Finance Authority, 9.00%, 5/01/08 ...         500,000          642,240
  Michigan State Housing Development, 7.05%, 10/01/12 .........         370,000          393,713
                                                                                     -----------
                                                                                       2,305,673
                                                                                     -----------
MONTANA -- 3.4%
  Montana State Board, 6.875%, 6/01/20 ........................         410,000          447,257
                                                                                     -----------
NEW YORK -- 11.8%
  New York General Obligation Bonds Series B, 8.25%, 6/01/05 ..         100,000          119,068
  New York General Obligation Bonds Series J, 5.50%, 2/15/26 ..         500,000          473,140
  New York State Dormitory Authority Revenue Bonds,
    5.75%, 7/01/13 ............................................         250,000          254,987
  New York State Dormitory Authority Revenue Bonds,
    5.875%, 5/15/11 ...........................................         250,000          257,035
  Port Authority New York and New Jersey Special Obligation
    9.125%, 12/01/15 ..........................................         395,000          446,571
                                                                                     -----------
                                                                                       1,550,801
                                                                                     -----------
                         See accompanying notes to financial statements

                                  CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997 (CONTINUED)
(unaudited)
MUNICIPAL BONDS -- (CONTINUED)
                                                                        FACE
                                                                       AMOUNT          VALUE(a)
                                                                       ------          --------
TEXAS -- 6.5%
  Alliance Airport Authority Special Facilities Revenue Bonds
  (American Airlines Inc.
    Project), 7.00%, 12/01/11 .................................      $  250,000      $   281,895
  Southeast Texas Hospital Financing Agency, 6.50%, 5/01/09 ...         525,000          577,747
                                                                                     -----------
                                                                                         859,642
                                                                                     -----------
VIRGINIA -- 4.5%
  Hopewell Industrial Development Authority (Stone Container),
    8.25%, 6/01/16 ............................................         350,000          379,334
  Virginia State Housing Development Authority, 7.10%, 1/01/22          200,000          209,720
                                                                                     -----------
                                                                                         589,054
                                                                                     -----------
TOTAL MUNICIPAL BONDS (Identified Cost $11,886,610) ...........................       12,159,767
                                                                                     -----------

SHORT TERM INVESTMENT -- 4.4%
  Chevron Oil Finance Co., 5.80%, 7/01/97 (Cost $580,000) .....         580,000          580,000
                                                                                     -----------
TOTAL INVESTMENTS -- 97.1% (Identified Cost $12,466,610)(b) ...................       12,739,767
  Cash and Receivables ........................................................          430,635
  Liabilities .................................................................          (54,839)
                                                                                     -----------
TOTAL NET ASSETS -- 100.0% ....................................................      $13,115,563
                                                                                     ===========

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $12,466,610 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
    is an excess of value over tax cost .......................................      $   287,861
    Aggregate gross unrealized depreciation for all investments in which there
    is an excess of tax cost over value .......................................          (14,704)
                                                                                     -----------
    Net unrealized appreciation ...............................................      $   273,157
                                                                                     ===========
                         See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1997
(unaudited)

ASSETS
  Investments at value (Identified cost -- $12,466,610) ........    $12,739,767
  Cash .........................................................          4,267
  Receivable for:
    Shares of the Fund sold .......................    $200,500
    Interest ......................................     225,868         426,368
                                                       --------     -----------
                                                                     13,170,402
                                                                    -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ...................    $  7,255
    Expense advance from adviser ..................      47,584          54,839
                                                       --------     -----------
NET ASSETS ....................................................     $13,115,563
                                                                    ===========
  Net Assets consist of:
    Capital paid-in ...........................................     $13,835,108
    Undistributed net investment income .......................          66,625
    Accumulated net realized loss .............................      (1,059,327)
    Unrealized appreciation on investments -- net .............         273,157
                                                                    -----------
NET ASSETS ....................................................     $13,115,563
                                                                    ===========
  Shares of beneficial interest outstanding, no par value  ....       1,381,727
                                                                    ===========
  Net asset value per share* ..................................           $9.49
                                                                    ===========

*Shares of the Fund are sold and redeemed at net asset value ($13,115,563 /
 1,381,727).

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Income
    Interest ..................................................      $  397,187
                                                                     ----------
  Expenses
    Management fees ...........................................          37,881
    Trustees' fees ............................................          11,250
    Accounting and Administration .............................           2,000
    Custodian .................................................          25,500
    Transfer agent ............................................          12,500
    Audit and tax services ....................................           9,750
    Legal .....................................................          15,600
    Printing ..................................................           7,750
    Registration ..............................................           9,540
    Miscellaneous .............................................             300
                                                                     ----------
                                                                        132,071

    Less expenses assumed by the
      investment adviser ......................................        (132,071)
                                                                     ----------
    Net investment income .....................................         397,187
                                                                     ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized gain on investments -- net .........................          52,612
  Unrealized depreciation -- net ..............................         (78,976)
                                                                     ----------
  Net loss on investments .....................................         (26,364)
                                                                     ----------
NET INCREASE IN ASSETS FROM OPERATIONS ........................      $  370,823
                                                                     ==========

                 See accompanying notes to financial statements

                                   CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                                JUNE 30, 1997      DECEMBER 31,
                                                                 (UNAUDITED)           1996
                                                                -------------      ------------
FROM OPERATIONS
  Net investment income ..................................       $   397,187        $   712,505
  Net realized gain (loss) from investments ..............            52,612           (224,953)
  Unrealized depreciation ................................           (78,976)          (149,674)
                                                                 -----------        -----------
    Increase in net assets from operations ...............           370,823            337,878
                                                                 -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................          (330,696)          (713,442)
                                                                 -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................         1,557,268          2,728,617
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................           244,173            544,091
                                                                 -----------        -----------
                                                                   1,801,441          3,272,708
  Cost of shares redeemed ................................        (1,155,666)        (2,322,772)
                                                                 -----------        -----------
    Increase in net assets derived from capital share
      transactions .......................................           645,775            949,936
                                                                 -----------        -----------
  Total increase in net assets ...........................           685,902            574,372
NET ASSETS
  Beginning of period ....................................        12,429,661         11,855,289
                                                                 -----------        -----------
  End of period (including undistributed net investment
    income of $66,625 and $134, respectively) ............       $13,115,563        $12,429,661
                                                                 ===========        ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................           165,086            289,359
  Issued in connection with reinvestment of:
    Dividends from net investment income .................            25,951             57,875
                                                                 -----------        -----------
                                                                     191,037            347,234
    Redeemed .............................................          (122,722)          (247,063)
                                                                 -----------        -----------
    Net change ...........................................            68,315            100,171
                                                                 ===========        ===========

                         See accompanying notes to financial statements

                                             CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                           FOR THE                                                                FOR THE PERIOD
                         SIX MONTHS                                                                 NOVEMBER 10,
                            ENDED                       YEAR ENDED DECEMBER 31,                   1993(c) THROUGH
                        JUNE 30, 1997    -----------------------------------------------------      DECEMBER 31,
                         (UNAUDITED)           1996               1995              1994               1993
                      -----------------  -----------------  ----------------  ----------------  -------------------
For a share of the Fund outstanding throughout each period:

Net asset value at
  the beginning of
  period ...........          $ 9.46             $ 9.77            $ 8.83            $10.25               $10.00
                              ------             ------            ------            ------               ------
Net investment
  income (a) .......            0.29               0.58              0.61              0.58                 0.04
Dividends from net
  investment income            (0.24)             (0.58)            (0.61)            (0.58)               (0.04)
Net realized and
  unrealized gain
  (loss) on
  investments ......           (0.02)             (0.31)             0.94             (1.42)                0.25
                              ------             ------            ------            ------               ------
Net increase
  (decrease) in net
  asset value ......            0.03              (0.31)             0.94             (1.42)                0.25
                              ------             ------            ------            ------               ------
Net asset value at
  end of period ....          $ 9.49             $ 9.46            $ 9.77            $ 8.83               $10.25
                              ======             ======            ======            ======               ======

Total Return (%) (b)             3.0(d)              2.9             18.0              -8.2                  2.9(d)

Ratios:
Operating expenses
  to average net
  assets (%) .......               0                  0                 0                 0                    0
Operating expenses
  to average net
  assets before
  waiver (%) .......            2.09(e)            2.14              2.59              2.42                 3.59(e)
Net investment
  income to average
  net assets (%)                6.29(e)            6.10              6.50              6.39                 4.95(e)
Portfolio turnover (%)           143(e)             107               125               169                    0

Net assets at end of
  period (in
  thousands) .......         $13,116            $12,430           $11,855           $10,150              $ 4,786

(a) Net of fees
    waived and
    reimbursed
    amounted to ....          $ 0.10             $ 0.20            $ 0.24            $ 0.22               $ 0.03
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.

                                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
(unaudited)

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1996, there were capital loss carryovers available to offset future realized gains of $886,986 expiring in the year 2002 and approximately $225,000 expiring in 2004.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
(unaudited)

E. OTHER -- The Fund has greater than 10% of its net assets at June 30, 1997 invested in California, Michigan and New York. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $8,787,779 and $8,952,029, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1997, the Fund incurred management fees of $37,881 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1997, these expenses amounted to $2,000 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $140. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the period ended June 30, 1997, CGM waived its entire management fee of $37,881, the entire Accounting and Administration expense of $2,000 and assumed Fund expenses of $92,190.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AQR2                                                         Printed in U.S.A.







CGM
AMERICAN
TAX FREE FUND

15th Quarterly Report
June 30, 1997

A No-Load Fund


[FENCER LOGO]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased 3.7% during the second quarter of 1997 compared to the National Association of Real Estate Investment Trust's (NAREIT) Equity REIT index which returned 5.0% for the same period. Over the first six months of the year, CGM Realty Fund increased 8.2% while the NAREIT Equity REIT Index returned 5.7%.

"Idyllic" is the word for the present combination of economic variables influencing the securities markets. Increases in the Gross Domestic Product as well as corporate profits, productivity and employment levels are significant. Additionally the inflation rate, as reported by the Producer Price Index and the Consumer Price Index, is moderate. Corporate profit margins are reaching 6% of the Gross Domestic Product, a level not sustained since 1968.

While overall business activity is strong, Retail Sales and Housing Starts have declined for three consecutive months to hold at bay an over-heating economy and subsequent excesses. Though no tangible indication of a problem has emerged, the tight labor market and potential for wage inflation remain a concern which further expansion could exacerbate.

Taking its cue from the near-perfect economic picture and high corporate profit levels, the equity market has placed generous valuations on many companies which in turn, has sent the leading market averages to record highs, month after month with only minor interruptions. Most historical market benchmarks have been surpassed. Though prospects loom of increased market volatility and fewer attractive securities from which to select, the long-term government bond is back down to year-end 1996 levels at 6.6% after reaching 7.15% at March 31st. Should long rates continue to fluctuate in this range, the market could remain strong until such time as inflation strikes in earnest or the Federal Reserve Board takes action in anticipation of the same.

Real Estate Investment Trusts continued to experience rising cash flows during the quarter reflecting rising occupancies and rents. CGM Realty Fund's largest concentrations are full service hotels and office and industrial properties. The Fund is 36.4% invested in hotel REITs; 35.0% in office and industrial REITs; 16.9% in apartment REITs; and 10.3% in retail REITs. The three largest holdings are Felcor Suite Hotels, Inc., Patriot American Hospitality and Boykin Lodging Company.


                                         /s/ Robert L. Kemp
                                             Robert L. Kemp

July 7, 1997

                                CGM REALTY FUND
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1997

                                 CGM               (NAREIT)
                             REALTY FUND       EQUITY REIT INDEX
                              --------        -------------------
3 Year ..................      +23.3%               +17.3%
1 Year ..................      +43.8                +33.9
3 Months ................      + 3.7                + 5.0

The Fund's average annual total return since inception (May 13, 1994) through June 30, 1997 is +22.1%. The adviser has agreed to limit the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception and for the three-year, one-year and three-month periods ended June 30, 1997 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997
(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- 98.6% OF TOTAL NET ASSETS
                                                                     SHARES          VALUE(a)
                                                                     ------          --------
APARTMENTS -- 16.9%
  Apartment Investment & Management Company ..................         548,000     $  15,481,000
  Essex Property Trust .......................................         359,200        11,539,300
  Home Properties New York, Inc. .............................         482,000        10,845,000
  Pacific Gulf Properties, Inc. ..............................         753,400        16,574,800
                                                                                    ------------
                                                                                      54,440,100
                                                                                    ------------
HOTELS -- 36.4%
  American General Hospitality ...............................         637,000        15,765,750
  Boykin Lodging Company .....................................         770,000        18,431,875
  Felcor Suite Hotels, Inc. ..................................         851,500        31,718,375
  Patriot American Hospitality ...............................         735,000        18,742,500
  Starwood Lodging Trust .....................................         390,000        16,648,125
  Sunstone Hotel Investments, Inc. ...........................       1,136,400        16,477,800
                                                                                    ------------
                                                                                     117,784,425
                                                                                    ------------
OFFICE AND INDUSTRIAL -- 35.0%
  Arden Realty, Inc. .........................................         580,000        15,080,000
  Bedford Property Investments, Inc. .........................         738,000        14,852,250
  Boston Properties, Inc. ....................................         493,000        13,557,500
  Cali Realty Corporation ....................................         287,400         9,771,600
  Crescent Operations, Inc. ..................................          46,900           562,800
  Crescent Real Estate Equities ..............................         469,000        14,890,750
  Liberty Property Trust .....................................         445,000        11,069,375
  Parkway Properties, Inc. ...................................         100,000         2,687,500
  Reckson Associates Realty Corporation ......................         719,800        16,555,400
  Spieker Properties, Inc. ...................................         405,000        14,250,938
                                                                                    ------------
                                                                                     113,278,113
                                                                                    ------------
RETAIL -- 10.3%
  Chelsea GCA Realty, Inc. ...................................         444,000        16,872,000
  Vornado Realty Trust .......................................         229,000        16,516,625
                                                                                    ------------
                                                                                      33,388,625
                                                                                    ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $285,321,004) ...........       318,891,263
                                                                                    ------------
                        See accompanying notes to financial statements

                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997 (CONTINUED)
(unaudited)
                                                                       FACE
SHORT-TERM INVESTMENT -- 0.4%                                         AMOUNT          VALUE(a)
                                                                      ------          --------
  Chevron Oil Finance Company, 5.80%, 7/01/97 (Cost $1,425,000)     $1,425,000      $  1,425,000
                                                                                    ------------

TOTAL INVESTMENTS -- 99.0% (Identified Cost $286,746,004) ....................       320,316,263
  Cash, receivables and other assets .........................................        12,544,047
  Liabilities ................................................................        (9,481,712)
                                                                                    ------------
TOTAL NET ASSETS -- 100% .....................................................      $323,378,598
                                                                                    ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $286,746,004 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost ...............................      $ 33,785,179
    Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value ...............................         (214,920)
                                                                                    ------------
    Net unrealized appreciation ..............................................      $ 33,570,259
                                                                                    ============
                         See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1997
(unaudited)

ASSETS
 Investments at value (Identified cost -- $286,746,004)........    $320,316,263
 Cash .........................................................           3,269
 Receivable for:
  Securities sold ................................   $6,105,791
  Shares of the Fund sold ........................    4,610,562
  Dividends and interest .........................    1,798,275      12,514,628
                                                     ----------
 Unamortized organizational expenses ..........................          26,150
                                                                   ------------
                                                                    332,860,310
                                                                   ------------
LIABILITIES
 Payable for:
  Securities purchased ...........................   $7,739,988
  Shares of the Fund
   redeemed ......................................    1,509,296       9,249,284
                                                     ----------
 Accrued expenses:
  Management fees ................................      188,585
  Trustees' fees .................................        6,295
  Accounting and Administration ..................        2,000
  Other expenses .................................       35,548         232,428
                                                     ----------    ------------
                                                                      9,481,712
                                                                   ------------
NET ASSETS ....................................................    $323,378,598
                                                                   ============
 Net Assets consist of:
  Capital paid-in .............................................    $271,689,841
  Undistributed net investment income .........................       3,458,958
  Accumulated net realized gain ...............................      14,659,540
  Unrealized appreciation on investments -- net ...............      33,570,259
                                                                   ------------
NET ASSETS ....................................................    $323,378,598
                                                                   ============
 Shares of beneficial interest outstanding, no par value  .....      20,821,550
                                                                   ============
 Net asset value per share* ...................................          $15.53
                                                                   ============

*Shares of the Fund are sold and redeemed at net asset value
 ($323,378,598 / 20,821,550).

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
 Income:
  Dividends ................................................      $ 7,655,207
  Interest .................................................           80,917
                                                                  -----------
                                                                    7,736,124
                                                                  -----------
 Expenses:
  Management fees ..........................................        1,166,818
  Trustees' fees ...........................................           12,500
  Accounting and Administration ............................           12,000
  Custodian ................................................           45,750
  Transfer agent ...........................................          174,000
  Audit and tax services ...................................           11,125
  Legal ....................................................           15,600
  Printing .................................................           19,000
  Registration .............................................           33,500
  Amortization of organizational expense ...................            6,961
  Miscellaneous ............................................              480
                                                                  -----------
                                                                    1,497,734
 Less expenses assumed by the investment adviser ...........         (125,007)
                                                                  -----------
 Net investment income .....................................        6,363,397
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Realized gain on investments -- net ......................       14,715,356
  Unrealized depreciation -- net ...........................       (1,361,459)
                                                                  -----------
  Net gain on investments ..................................       13,353,897
                                                                  -----------
NET INCREASE IN ASSETS FROM OPERATIONS .....................      $19,717,294
                                                                  ===========

                 See accompanying notes to financial statements

                                       CGM REALTY FUND
---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                            SIX MONTHS
                                                               ENDED              YEAR ENDED
                                                           JUNE 30, 1997         DECEMBER 31,
                                                            (UNAUDITED)              1996
                                                           -------------         ------------
FROM OPERATIONS
  Net investment income ............................        $  6,363,397         $  4,199,394
  Net realized gain from investments ...............          14,715,356            5,829,586
  Unrealized appreciation (depreciation) ...........          (1,361,459)          28,466,645
                                                            ------------         ------------
    Increase in net assets from operations .........          19,717,294           38,495,625
                                                            ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................          (2,904,439)          (4,209,203)
  Net realized gain on investments .................                 --            (4,289,171)
  In excess of net investment income ...............                 --              (978,678)
                                                            ------------         ------------
                                                              (2,904,439)          (9,477,052)
                                                            ------------         ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .....................         233,183,892          109,581,079
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income ...........           2,424,477            3,469,327
    Distributions from net realized gain ...........                 --             3,608,689
    Distributions in excess of net investment income                 --               802,054
                                                            ------------         ------------
                                                             235,608,369          117,461,149
  Cost of shares redeemed ..........................         (90,769,660)         (32,447,080)
                                                            ------------         ------------
    Increase in net assets derived from capital
      share transactions ...........................         144,838,709           85,014,069
                                                            ------------         ------------
  Total increase in net assets .....................         161,651,564          114,032,642
NET ASSETS
  Beginning of period ..............................         161,727,034           47,694,392
                                                            ------------         ------------
  End of period (including undistributed net
    investment income of $3,458,958 and
    $0, respectively) ..............................        $323,378,598         $161,727,034
                                                            ============         ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .......................          15,640,940            8,792,108
  Issued in connection with reinvestment of:
    Dividends from net investment income ...........             169,748              272,920
    Distributions from net realized gain ...........                 --               248,876
    Distributions in excess of net investment income                 --                65,285
                                                            ------------         ------------
                                                              15,810,688            9,379,189
    Redeemed .......................................          (6,144,885)          (2,602,008)
                                                            ------------         ------------
    Net change .....................................           9,665,803            6,777,181
                                                            ============         ============
                         See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                            SIX MONTHS                                                       FOR THE PERIOD
                               ENDED                                                         MAY 13, 1994(c)
                           JUNE 30, 1997         YEAR ENDED             YEAR ENDED               THROUGH
                            (UNAUDITED)       DECEMBER 31, 1996      DECEMBER 31, 1995      DECEMBER 31, 1994
                            -----------       -----------------      -----------------      -----------------
For a share of the Fund outstanding throughout each period:
Net asset value at the
  beginning of period ...      $14.50               $10.89                 $ 9.71                 $10.00
                               ------               ------                 ------                 ------
Net investment income (a)        0.31                 0.52                   0.54                   0.31
Dividends from net
  investment income             (0.14)               (0.52)                 (0.54)                 (0.23)
                               ------               ------                 ------                 ------
Distributions from
net realized gain                --                  (0.41)                  --                     --
Distributions from
tax return of capital ...        --                   --                    (0.14)                 (0.08)
                               ------               ------                 ------                 ------
Distributions in
  excess of net
  investment income .....        --                  (0.12)                  --                     --
Net realized and
  unrealized gain (loss)
  on investments ........        0.86                 4.14                   1.32                  (0.29)
                               ------               ------                 ------                 ------
Net increase (decrease)
  in net asset value ....        1.03                 3.61                   1.18                  (0.29)
                               ------               ------                 ------                 ------
Net asset value at end of
  period ................      $15.53               $14.50                 $10.89                 $ 9.71
                               ======               ======                 ======                 ======
Total Return (%) (b) ....         8.2(d)              44.1                   19.8                    0.2(d)
Ratios:
Operating expenses to
  average net assets (%)         1.00(e)              1.00                   1.00                   1.00(e)
Operating expenses to
  average net assets
  before expense
  limitation (%) ........        1.09(e)              1.25                   1.68                   2.00(e)
Net income to average net
  assets(%) .............        4.64(e)              4.97                   5.51                   7.40(e)
Portfolio turnover (%) ..         125(e)                57                     85                     47(e)
Average commission rate (f)   $0.0683              $0.0660                   --                     --
Net assets at end of
  period (in thousands)      $323,379             $161,727                $47,694                $34,277

(a)  Net of reimbursement
     which amounted to ..      $ 0.01               $ 0.02                 $ 0.07                 $ 0.04
(b)  The total return would have been lower had certain expenses not been reduced during the period.
(c)  Commencement of operations.
(d)  Not computed on an annualized basis.
(e)  Computed on an annualized basis.
(f)  SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                              See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
(unaudited)

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Dividend income received by the Fund from its investment in REITs may, for tax purposes, consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments. These dividends, when distributed by the Fund, are passed through to the Fund's shareholders with these same tax characteristics. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
(unaudited)

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs are being amortized over 60 months beginning May 13, 1994.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $313,043,783 and $168,522,644, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1997, the Fund incurred management fees of $1,166,818, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million. CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1997, these expenses amounted to $12,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $980. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1997 and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.00% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $125,007 of its management fee. The Fund incurred operating expenses of $1,372,727, representing 1.00% of the average daily net assets.

5. LINE OF CREDIT -- Effective June 30, 1997, the Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2                                                         Printed in U.S.A.





CGM
REALTY FUND


13th Quarterly Report
June 30, 1997


A No-Load Fund


[FENCER LOGO]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership